STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at December 31, 2014	2,730,963	$0.78	8.7
Granted	-	$-
Exercised	-	$-
Canceled	-	$-
Outstanding at March 31, 2015	2,730,963	$0.78	8.7
Exercisable at March 31, 2015	1,092,029	$0.48	7.9

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2013	874,056	$0.22	7.7	$29,548
Granted	1,922,626	$1.03
Exercised	-	$-
Canceled	(65,719)	$0.36
Outstanding at December 31, 2014	2,730,963	$0.78	9.0	$763,281
Exercisable at December 31, 2014	935,228	$0.42	7.9	$588,901

Summary of Restricted Stock Activity
		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value
Balance of unvested restricted stock at December 31, 2014	345,699	$0.24
Issuance of restricted stock	19,048	$1.05
Vested	(55,521)	$0.31
Balance of unvested restricted stock at March 31, 2015	309,226	$0.28

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value
Balance of unvested restricted stock at December 31, 2013	1,113,048	$0.23
Issuance of restricted stock	-	$-
Vested	(767,349)	$(0.23)
Balance of unvested restricted stock at December 31, 2014	345,699	$0.23